Debt, cash and cash equivalents and lease liabilities - Disclosure of Movement In Total Debt (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of debt [line items]
Borrowings at beginning of period		€ 16,531		€ 19,218		€ 20,250
Repayments		(672)		(3,684)		(2,718)
New borrowings		0		48		1,549
Other cash flows		110	[1]	895	[2]	(330)
Currency translation differences		218	[3]	(22)	[4]	442	[5]
Reclassification from non-current to current		0		0		7
Other items		(50)	[6]	76	[7]	18	[8]
Borrowings at end of period		16,137		16,531		19,218
Net change in short-term debt and other financial instruments	[9]	59		751	[10]	216	[10]
Commercial paper program in USA
Disclosure of debt [line items]
Net change in short-term debt and other financial instruments		262
Long-term debt
Disclosure of debt [line items]
Borrowings at beginning of period		14,347		14,857		17,123
Repayments		(67)		(12)		(11)
New borrowings		0		48		1,549
Other cash flows		0	[1]	0	[2]	0
Currency translation differences		63	[3]	(30)	[4]	56	[5]
Reclassification from non-current to current		(2,599)		(604)		(3,632)
Other items		47	[6]	88	[7]	(228)	[8]
Borrowings at end of period		11,791		14,347		14,857
Short-term debt and current portion of long-term debt
Disclosure of debt [line items]
Borrowings at beginning of period		2,045		4,174		3,183
Repayments		(605)		(3,672)		(2,707)
New borrowings		0		0		0
Other cash flows		242	[1]	903	[2]	43
Currency translation differences		9	[3]	(21)	[4]	20	[5]
Reclassification from non-current to current		2,599		604		3,632
Other items		(81)	[6]	57	[7]	3	[8]
Borrowings at end of period		4,209		2,045		4,174
Interest rate and currency derivatives used to manage debt
Disclosure of debt [line items]
Borrowings at beginning of period		139		187		(56)
Repayments		0		0		0
New borrowings		0		0		0
Other cash flows		(132)	[1]	(8)	[2]	(373)
Currency translation differences		146	[3]	29	[4]	366	[5]
Reclassification from non-current to current		0		0		7
Other items		(16)	[6]	(69)	[7]	243	[8]
Borrowings at end of period		€ 137		139		€ 187
Commercial paper program in USA
Disclosure of debt [line items]
Other cash flows				€ 946

[1]	(a)These amounts mainly comprise €262 million related to the US commercial paper program.
[2]	(a)These amounts mainly comprise €946 million related to the US commercial paper program.
[3]	(b)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
[4]	(b)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
[5]	(a)These amounts include gains and losses, and the impact of foreign currency translation of the financial statements of subsidiaries outside the Euro zone.
[6]	(c)These amounts mainly comprise changes in accrued interest balances, and fair value adjustments.
[7]	(c)These amounts mainly comprise changes in accrued interest balances, and fair value adjustments.
[8]	(b)These amounts include changes in accrued interest balances and fair value adjustments.
[9]	For 2024, this line item mainly includes a US commercial paper program for €262 million. For 2024, 2023 and 2022, it also includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies (primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents.

[10]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).